Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues, net		$ 8,915,111	$ 10,485,582
Cost of revenues		5,869,310	6,986,054
Gross Profit		3,045,801	3,499,528
Operating expenses:
Selling, general and administrative expenses		2,260,806	1,987,565
Total operating expenses		2,260,806	1,987,565
Income from operations		784,995	1,511,963
Other income (expense)
Other income		445,148	581,677
Financing expenses		(327,128)	(131,992)
Other expenses		(41,070)
Total other income (expenses), net		76,950	449,685
Income before income taxes		861,945	1,961,648
Income tax expense		65,591	94,786
Net income		796,354	1,866,862
Comprehensive income (loss)
Net income		796,354	1,866,862
Other comprehensive income (loss)
Foreign currency translation adjustment		(1,115,176)	(617,830)
Comprehensive income (loss)		$ (318,822)	$ 1,249,032
Earnings per share
Earnings per share, Basic (in Dollars per share)		$ 0.07	$ 0.19
Weighted average common shares outstanding*
Weighted average common shares outstanding, Basic (in Shares)	[1]	11,150,898	10,000,000

[1]	The share amounts are presented on a retroactive basis.